Securities (Tables)	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Summary of Fair Value Measurement
The following table shows the remaining terms to maturity of securities:

(Canadian $ in millions, except as noted)	Term to maturity						2023	2022
	Within 1 year	1 to 3 years	3 to 5 years	5 to 10 years	Over 10 years	No maturity	Total	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	2,499	2,198	1,675	2,002	2,252	–	10,626	10,936
Canadian provincial and municipal governments	1,847	454	296	942	3,491	–	7,030	6,110
U.S. federal government	2,950	7,376	2,474	4,713	2,819	–	20,332	16,699
U.S. states, municipalities and agencies	5	11	2	109	152	–	279	139
Other governments	525	822	767	412	49	–	2,575	3,970
NHA MBS, U.S. agency MBS and CMO (1)	39	504	667	1,080	21,579	–	23,869	14,312
Corporate debt	2,193	2,886	3,388	2,061	1,206	–	11,734	9,592
Trading loans	–	57	228	165	–	–	450	346
Corporate equity	–	–	–	–	–	47,661	47,661	46,073
Total trading securities	10,058	14,308	9,497	11,484	31,548	47,661	124,556	108,177
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	147	–	–	4	65	–	216	493
Canadian provincial and municipal governments	20	10	17	119	1,001	–	1,167	1,080
U.S. federal government	7	–	–	–	2,081	–	2,088	4
Other governments	24	24	–	–	–	–	48	87
NHA MBS, U.S. agency MBS and CMO (1)	–	–	12	7	–	–	19	8
Corporate debt	58	287	348	958	5,709	–	7,360	6,479
Corporate equity	–	–	–	–	–	5,822	5,822	5,490
Total FVTPL securities	256	321	377	1,088	8,856	5,822	16,720	13,641
FVOCI Securities
Issued or guaranteed by:
Canadian federal government
Amortized cost	6,366	2,878	9,325	2,055	–	–	20,624	12,498
Fair value	6,367	2,851	8,993	1,936	–	–	20,147	12,301
Yield (%)	3.70	2.84	2.59	3.44	–	–	3.05	2.14
Canadian provincial and municipal governments
Amortized cost	1,328	420	1,165	2,351	17	–	5,281	4,724
Fair value	1,326	403	1,119	2,193	14	–	5,055	4,571
Yield (%)	3.53	2.18	3.12	3.28	5.04	–	3.23	2.70
U.S. federal government
Amortized cost	713	636	837	3,884	175	–	6,245	3,403
Fair value	711	602	775	3,641	151	–	5,880	3,110
Yield (%)	5.03	3.72	2.93	3.71	4.31	–	3.77	2.13
U.S. states, municipalities and agencies
Amortized cost	565	767	427	2,603	1,124	–	5,486	3,863
Fair value	559	735	399	2,517	1,091	–	5,301	3,714
Yield (%)	2.33	2.16	2.61	5.00	5.38	–	4.22	2.30
Other governments
Amortized cost	4,124	955	1,784	201	–	–	7,064	6,532
Fair value	4,107	938	1,723	201	–	–	6,969	6,411
Yield (%)	2.82	3.48	3.54	3.27	–	–	3.11	1.62
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	33	1,009	2,686	2,928	9,765	–	16,421	9,572
Fair value	33	999	2,654	2,776	9,303	–	15,765	9,268
Yield (%)	4.56	4.44	4.02	3.67	5.32	–	4.76	2.35
Corporate debt
Amortized cost	1,842	507	507	659	123	–	3,638	4,203
Fair value	1,820	489	488	637	117	–	3,551	4,033
Yield (%)	6.50	4.21	4.04	4.41	5.76	–	5.43	2.29
Corporate equity
Cost	–	–	–	–	–	129	129	122
Fair value	–	–	–	–	–	160	160	153
Total cost or amortized cost	14,971	7,172	16,731	14,681	11,204	129	64,888	44,917
Total fair value	14,923	7,017	16,151	13,901	10,676	160	62,828	43,561
Yield (%)	3.80	3.22	3.02	3.85	5.32	–	3.80	2.19
Amortized Cost Securities (2)
Issued or guaranteed by:
Canadian federal government
Amortized cost	2,491	1,985	400	32	–	–	4,908	7,136
Fair value	2,549	1,924	401	31	–	–	4,905	7,129
Yield (%)	1.92	1.58	2.47	2.87	–	–	1.83	1.55
Canadian provincial and municipal governments
Amortized cost	554	2,216	1,035	808	–	–	4,613	5,588
Fair value	573	2,251	1,025	756	–	–	4,605	5,583
Yield (%)	2.31	1.90	2.67	2.70	–	–	2.26	2.35
U.S. federal government
Amortized cost	2,928	13,919	17,018	20,514	2,499	–	56,878	59,245
Fair value	2,317	13,198	15,477	17,391	2,680	–	51,063	51,717
Yield (%)	1.73	1.42	1.34	1.57	2.19	–	1.50	1.49
U.S. states, municipalities and agencies
Amortized cost	–	–	–	190	–	–	190	109
Fair value	–	–	–	179	–	–	179	105
Yield (%)	–	–	–	4.66	–	–	4.66	4.26
Other governments
Amortized cost	289	478	181	–	–	–	948	1,387
Fair value	261	456	62	–	–	–	779	1,377
Yield (%)	1.72	1.40	3.07	–	–	–	1.82	1.66
NHA MBS, U.S. agency MBS and CMO (1)
Amortized cost	632	2,500	4,276	1,557	38,625	–	47,590	31,013
Fair value	618	2,354	3,849	1,318	32,995	–	41,134	26,864
Yield (%)	2.46	1.46	1.84	1.97	2.80	–	2.61	1.59
Corporate debt
Amortized cost	216	645	651	123	52	–	1,687	2,112
Fair value	212	656	469	122	47	–	1,506	2,057
Yield (%)	1.70	1.31	2.45	1.77	0.25	–	1.80	1.82
Total carrying value	7,110	21,743	23,561	23,224	41,176	–	116,814	106,590
Total fair value	6,530	20,839	21,283	19,797	35,722	–	104,171	94,832
Yield (%)	1.90	1.48	1.55	1.66	2.76	–	2.01	1.58
Investments in Associates and Joint Ventures
Carrying value	–	–	–	–	–	1,461	1,461	1,293
Total carrying value of securities	32,347	43,389	49,586	49,697	92,256	55,104	322,379	273,262
Total by Currency (Canadian $ equivalent)
Canadian dollar	17,927	13,079	17,877	10,038	13,331	25,868	98,120	87,636
U.S. dollar	10,719	29,719	31,385	39,504	78,874	27,473	217,674	177,371
Other currencies	3,701	591	324	155	51	1,763	6,585	8,255
Total securities	32,347	43,389	49,586	49,697	92,256	55,104	322,379	273,262

(1)
These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act, MBS refers to mortgage-backed securities and CMO refers to collateralized mortgage obligations.

(2)	The carrying values of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.

Unrealized gains and losses on securities at fair value through other comprehensive income
The following table summarizes unrealized gains and losses:

(Canadian $ in millions)				2023				2022
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	20,624	14	491	20,147	12,498	11	208	12,301
Canadian provincial and municipal governments	5,281	2	228	5,055	4,724	6	159	4,571
U.S. federal government	6,245	–	365	5,880	3,403	–	293	3,110
U.S. states, municipalities and agencies	5,486	5	190	5,301	3,863	5	154	3,714
Other governments	7,064	13	108	6,969	6,532	4	125	6,411
NHA MBS, U.S. agency MBS and CMO	16,421	12	668	15,765	9,572	13	317	9,268
Corporate debt	3,638	3	90	3,551	4,203	25	195	4,033
Corporate equity	129	31	–	160	122	31	–	153
Total	64,888	80	2,140	62,828	44,917	95	1,451	43,561

Summary of Interest, Dividend and Fee Income
Interest, dividend and fee income has been included in our Consolidated Statement of Income as follows, excluding our share of profit in associates and joint ventures and trading securities. Related income for trading securities is included under trading-related revenue in Note 17.

(Canadian $ in millions)	2023	2022
FVTPL securities	66	28
FVOCI securities	2,517	650
Amortized cost securities	3,510	1,295
Total	6,093	1,973

Summary of Non Interest Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	2023	2022
FVTPL securities	144	268
FVOCI securities – realized gains (1)	37	14
Impairment loss	–	(1)
Securities gains, other than trading	181	281

(1)	Gains are net of (losses) on hedge contracts.